TAXATION (Details) (CNY)	12 Months Ended				120 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings	0
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)	16.50%
Withholding tax (as a percent)	5.00%
Taiwan Enterprise Income Tax
Taxation
Applicable tax rate (as a percent)	17.00%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)	25.00%
PRC Corporate Income Tax | Western region of China
Taxation
Applicable tax rate (as a percent)				15.00%	15.00%
Reduction rate upon statutory income tax rate (as a percent)	5.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate (as a percent)				15.00%		15.00%
Applicable tax rate approved (as a percent)		15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate (as a percent)				15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate (as a percent)	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises
Taxation
Applicable tax rate (as a percent)	15.00%
Qualification effective period expired						3 years
Number of entities that reapplied for High New Tech Enterprises qualification and got approval			4
PRC Corporate Income Tax | High new tech enterprises | Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Software Hotel Information
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | Tax Period 2013 To 2016 | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%